Segmented Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties	$ 8,019	$ 5,858	$ 5,160
Second Major Customer Accounting For More Than 10 Percent of Revenues [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties			534
Major Customer Accounting For More Than 10 Percent of Revenues [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Number of Customers	1	1	2
Revenues, net of royalties	1,043	815	661
Canadian Division [Member] | Customers Outside of Canada [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties	338	243	177
Canada [Member] | Major Customer Accounting For More Than 10 Percent of Revenues [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties	634
United States [Member] | Major Customer Accounting For More Than 10 Percent of Revenues [member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties	409
Canadian Division [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues, net of royalties	$ 3,310	$ 2,824	$ 2,760